Net finance expense - other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net finance expense - other [Abstract]
Interest on loans	$ 22,902	$ 22,003	$ 8,464
Interest on lease liabilities	558	335	17
Charges and fees paid	310	17	120
Interest received	(5)	(87)	(92)
Foreign exchange loss/(gain)	4,141	(2,699)	(3,750)
Total	$ 27,906	$ 19,569	$ 4,759